Operating Segment Information - Summary of Reconciliation of Consolidated Net Income to Consolidated Core Income (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Operating Segments [Line Items]
Net income	₱ 10,735	₱ 26,676	₱ 24,580
Add (deduct) adjustments:
Accelerated depreciation	51,204	1,110
MRP	5,028	269	2,625
Foreign exchange losses (gains) – net (Notes 5 and 28)	4,685	3,890	(1,488)
Other non-recurring expenses	810
Net loss (gain) on debt modification - net of amortization of debt discount/premium	470	(1,339)
Impairment of investments and investment derecognized (Notes 11 and 12)	50	60	659
Amortization of intangible assets (Notes 15)	228	2,822	2,496
Losses from changes in fair value of financial assets at FVPL		174
CREATE Act impact for prior year deferred taxes		(355)
Core income adjustment on equity share in net income of associates and joint ventures	(195)	(7)	(6)
Net income attributable to noncontrolling interests	(250)	(309)	(296)
Loss (gains) on derivative financial instruments - net, excluding hedge costs (Note 28)	(2,572)	(1,651)	284
Income from prescription of preferred shares redemption liability (Note 20)	(7,839)
Gain on sale and leaseback of telecom towers - net of expenses (Note 9)	(24,563)
Net tax effect of aforementioned adjustments	(6,996)	(1,209)	(1,106)
Total adjustments	19,832	3,261	2,549
Consolidated core income	30,567	29,937	27,129
Add (deduct) adjustments:
Accelerated depreciation - net of tax			1,496
Loss on sale of Rocket Internet SE shares			364
Gain from condonation of debt			(240)
Gain on sale and leaseback of Smart Headquarters – net of tax			(2,293)
Gain on asset sales – net of tax (Note 5)	(30)	(983)
Total adjustments	2,549	296	958
Telco core income (loss)	33,116	30,233	28,087
VIH [Member]
Disclosure Of Operating Segments [Line Items]
Net income	(8,155)	(5,541)	(4,880)
Add (deduct) adjustments:
Share in VIH losses	3,239	1,981	1,954
VIH gain on dilution – net of tax	₱ (660)	(702)	(323)
Sun Trademark [Member]
Add (deduct) adjustments:
Amortization of intangible assets (Notes 15)		₱ 2,628	₱ 1,877